Consolidated subsidiaries, associates	12 Months Ended
Dec. 31, 2025
Disclosure of information about consolidated structured entities [abstract]
Consolidated subsidiaries, associates
Note 41—Consolidated subsidiaries, associates
The consolidated financial statements include the financial statements of the Group’s subsidiaries and associates listed below:

Company	Country	Economic % interest 2025	Consolidation method 2025	Economic % interest 2024	Consolidation method 2024	Economic % interest 2023	Consolidation method 2023
Al Maisan Satellite Communication Company L.L.C.	UA	35	Full	35	Full	35	Full
Societé Européene des Satellites Telecom. de Argentina S.A.	AR	100	Full	100	Full	100	Full
O3b Teleport Services (Australia) Pty	AU	100	Full	100	Full	100	Full
Intelsat Asia Pty. Ltd.	AU	100	Full	N/A	N/A	N/A	N/A
Intelsat Inflight Pty. Limited	AU	100	Full	N/A	N/A	N/A	N/A
Redu Space Services S.A.	BE	100	Full	100	Full	100	Full
Redu Operations Services S.A. 1	BE	—	—	100	Full	100	Full
Satellite Ventures (Bermuda) Limited	BM	100	Full	100	Full	100	Full
Intelsat Finance Bermuda Limited	BM	100	Full	N/A	N/A	N/A	N/A
SES Telecomunicações do Brasil Ltda	BR	100	Full	100	Full	100	Full
SES Satelites Directo Ltda.	BR	100	Full	100	Full	100	Full
SES DTH do Brasil Ltda.	BR	100	Full	100	Full	100	Full
New Skies Satellites Ltda	BR	100	Full	100	Full	100	Full
Intelsat Brasil Ltda.	BR	100	Full	N/A	N/A	N/A	N/A
Intelsat Brasil Servicos de Telecomicacao Ltda.	BR	100	Full	N/A	N/A	N/A	N/A
PanAmSat Sistemas de Com. DTH do Brasil Ltda	BR	100	Full	N/A	N/A	N/A	N/A
Intelsat Inflight Brasil Telecommunicacoes Ltda	BR	100	Full	N/A	N/A	N/A	N/A
Intelsat Inflight Brasil Participacoes Ltda	BR	100	Full	N/A	N/A	N/A	N/A
North American Satellite Ventures, Inc.	CA	100	Full	100	Full	100	Full
Intelsat Inflight Canada ULC	CA	100	Full	N/A	N/A	N/A	N/A
Intelsat Canada ULC	CA	100	Full	N/A	N/A	N/A	N/A
Intelsat Inflight Switzerland GmbH	CH	100	Full	N/A	N/A	N/A	N/A
SES Telecomunicaciones de Chile SpA	CL	100	Full	100	Full	100	Full
Intelsat Inflight Chile SpA	CL	100	Full	N/A	N/A	N/A	N/A
Intelsat Asia (Hong Kong) Limited	CN	100	Full	N/A	N/A	N/A	N/A
Intelsat Inflight HK Limited	CN	100	Full	N/A	N/A	N/A	N/A

Company	Country	Economic % interest 2025	Consolidation method 2025	Economic % interest 2024	Consolidation method 2024	Economic % interest 2023	Consolidation method 2023
Intelsat Inflight (Shanghai) Limited	CN	100	Full	N/A	N/A	N/A	N/A
SES Telecomunicações de Colombia S.A.S.	CO	100	Full	100	Full	100	Full
Intelsat Inflight Colombia S.A.S.	CO	100	Full	N/A	N/A	N/A	N/A
SES Germany GmbH	DE	100	Full	100	Full	100	Full
HD PLUS GmbH	DE	100	Full	100	Full	100	Full
SES Media Solutions GmbH	DE	100	Full	100	Full	100	Full
Intelsat Kommunikations GmbH	DE	100	Full	N/A	N/A	N/A	N/A
Europ*Star Gesellschaft für	DE	51	Full	N/A	N/A	N/A	N/A
Satellitenkommunikation GmbH
Intelsat Inflight Germany GmbH	DE	100	Full	N/A	N/A	N/A	N/A
Intelsat Inflight Ecuador S.A.S.	EC	100	Full	N/A	N/A	N/A	N/A
SES Satélites Ibérica, S.L.	ES	100	Full	100	Full	100	Full
ASTRA France S.A.	FR	100	Full	100	Full	100	Full
Intelsat France S.A.S.	FR	100	Full	N/A	N/A	N/A	N/A
Intelsat Inflight France S.A.S.	FR	100	Full	N/A	N/A	N/A	N/A
Astra (GB) Limited	GB	100	Full	100	Full	100	Full
SES Defence UK Limited	GB	100	Full	100	Full	100	Full
Intelsat Global Sales and Marketing Limited	GB	100	Full	N/A	N/A	N/A	N/A
Intelsat UK Financial Services Limited	GB	100	Full	N/A	N/A	N/A	N/A
PanAmSat Satellite Europe Limited	GB	100	Full	N/A	N/A	N/A	N/A
Intelsat Inflight UK Limited	GB	100	Full	N/A	N/A	N/A	N/A
SES HD Plus Ghana Limited	GH	100	Full	100	Full	100	Full
SES Satellites (Gibraltar) Limited	GI	100	Full	100	Full	100	Full
Intelsat Subsidiary (Gibraltar) Limited	GI	100	Full	N/A	N/A	N/A	N/A
PT MX1 SmartCast Indonesia	ID	100	Full	100	Full	100	Full
MX1 Limited	IL	100	Full	100	Full	100	Full
Intelsat Israel Limited	IL	100	Full	N/A	N/A	N/A	N/A
SES Satellites India Private Limited	IN	100	Full	100	Full	100	Full
Orbitconnect India Private Limited	IN	100	Full	100	Full	100	Full
Jio Space Technology Limited	IN	100	Full	100	Full	100	Full
SES Global Technology Services India Private Limited	IN	100	Full	100	Full	100	Full
Intelsat India Private Limited	IN	100	Full	N/A	N/A	N/A	N/A

Company	Country	Economic % interest 2025	Consolidation method 2025	Economic % interest 2024	Consolidation method 2024	Economic % interest 2023	Consolidation method 2023
Intelsat Inflight India LLP	IN	100	Full	N/A	N/A	N/A	N/A
O3b Limited 1	JE	—	—	100	Full	100	Full
Intelsat Inflight Godo-Kaisha	JP	100	Full	N/A	N/A	N/A	N/A
Intelsat Satellite Communications Limited	KE	100	Full	N/A	N/A	N/A	N/A
SES Eurasia Limited Liability Partnership 3	KZ	100	Full	100	Full	100	Full
SES Satellite Services SIA	LV	100	Full	100	Full	100	Full
SES S.A.	LU	100	Full	100	Full	100	Full
SES Astra S.A.	LU	100	Full	100	Full	100	Full
SES ASTRA Services Europe S.à r.l.	LU	100	Full	100	Full	100	Full
SES Asia S.à r.l. 1	LU	—	—	100	Full	100	Full
SES Latin America S.A.	LU	100	Full	100	Full	100	Full
SES Engineering (Luxembourg) S.à r.l.	LU	100	Full	100	Full	100	Full
SES Insurance International (Luxembourg) S.A.	LU	100	Full	100	Full	100	Full
SES Insurance International Re (Luxembourg) S.A.	LU	100	Full	100	Full	100	Full
SES Networks Lux S.à r.l.	LU	100	Full	100	Full	100	Full
LuxGovSat S.A.	LU	50	Full	50	Full	50	Full
SES mPOWER S.à r.l.	LU	100	Full	100	Full	100	Full
SES Networks Satellites S.à r.l.	LU	100	Full	100	Full	100	Full
SES LU Satellite Holdings S.à r.l.	LU	100	Full	100	Full	100	Full
Luxembourg Space Sector Dev. General Partner S.à r.l	LU	100	Full	100	Full	100	Full
Luxembourg Space Sector Development SCSp	LU	100	Full	100	Full	100	Full
SES LU US Holdings S.à r.l.	LU	100	Full	100	Full	100	Full
SES Astra 1P S.à r.l.	LU	100	Full	100	Full	100	Full
SES Satellites Ventures S.à r.l.	LU	100	Full	100	Full	100	Full
Intelsat Holdings S.à r.l.	LU	100	Full	N/A	N/A	N/A	N/A
Intelsat Jackson Holdings S.A.	LU	100	Full	N/A	N/A	N/A	N/A
Intelsat Align S.à r.l.	LU	100	Full	N/A	N/A	N/A	N/A
Intelsat Ventures S.à r.l.	LU	100	Full	N/A	N/A	N/A	N/A
Quetzsat Directo, S. de R.L. de CV	MX	100	Full	100	Full	100	Full
Satelites Globales S. de R.L. de C.V.	MX	100	Full	100	Full	100	Full
Quetzsat, S. de R.L. de C.V.	MX	100	Full	100	Full	100	Full
SES Mexico S. de R.L. de C.V.	MX	100	Full	100	Full	100	Full
PanAmSat de Mexico S de RL de C.V.	MX	100	Full	N/A	N/A	N/A	N/A
WP COM S de RL de CV	MX	100	Full	N/A	N/A	N/A	N/A

Company	Country	Economic % interest 2025	Consolidation method 2025	Economic % interest 2024	Consolidation method 2024	Economic % interest 2023	Consolidation method 2023
Intelsat Inflight Mexico, S. de R.L. de C.V.	MX	100	Full	N/A	N/A	N/A	N/A
SES Satellites Nigeria Ltd.	NG	100	Full	100	Full	100	Full
SES Holdings (Netherlands) BV	NL	100	Full	100	Full	100	Full
SES Engineering (Netherlands) BV	NL	100	Full	100	Full	100	Full
New Skies Satellites BV	NL	100	Full	100	Full	100	Full
New Skies Satellites Mar BV	NL	100	Full	100	Full	100	Full
New Skies Satellites Argentina BV	NL	100	Full	100	Full	100	Full
New Skies Satellites Licensee BV	NL	100	Full	100	Full	100	Full
SES New Skies Marketing BV	NL	100	Full	100	Full	100	Full
Intelsat Inflight Netherlands BV	NL	100	Full	N/A	N/A	N/A	N/A
SES Satelites Panama S. de R. L. 3	PA	100	Full	—	—	—	—
O3b Teleport Services (Peru) S.A.C.	PE	100	Full	100	Full	100	Full
Intelsat Peru S.A.C.	PE	100	Full	N/A	N/A	N/A	N/A
O3b Services (Portugal) Ltda.	PO	100	Full	100	Full	100	Full
SES Services Romania S.R.L.	RO	100	Full	100	Full	100	Full
SES Astra AB	SE	100	Full	100	Full	100	Full
SES World Skies Singapore Pte Limited	SG	100	Full	100	Full	100	Full
Intelsat Singapore Pte. Limited	SG	100	Full	N/A	N/A	N/A	N/A
Intelsat Inflight SG Pte. Limited	SG	100	Full	N/A	N/A	N/A	N/A
Intelsat Senegal Sarl	SN	100	Full	N/A	N/A	N/A	N/A
SES Sirius Ukrainia	UA	100	Full	100	Full	100	Full
SES 5G Customer Services, LLC 2	US	100	Full	100	Full	100	Full
SES US Satellite Holdings, LLC 2	US	100	Full	100	Full	100	Full
SES Americom Inc.	US	100	Full	100	Full	100	Full
SES Space and Defense, Inc.	US	100	Full	100	Full	100	Full
SES Satellites International1	US	100	Full	100	Full	100	Full
SES Americom (Asia 1A) LLC 1	US	100	Full	100	Full	100	Full
Americom Asia Pacific LLC	US	100	Full	100	Full	100	Full
O3b Networks USA LLC	US	100	Full	100	Full	100	Full
Global Enterprise Solutions, Inc.	US	100	Full	100	Full	100	Full
SES SD Mission Partners, Inc.	US	100	Full	100	Full	100	Full
Intelsat Holdings LLC	US	100	Full	N/A	N/A	N/A	N/A
Intelsat Satellite LLC	US	100	Full	N/A	N/A	N/A	N/A
Intelsat License LLC	US	100	Full	N/A	N/A	N/A	N/A

Company	Country	Economic % interest 2025	Consolidation method 2025	Economic % interest 2024	Consolidation method 2024	Economic % interest 2023	Consolidation method 2023
Intelsat Invoice Services LLC	US	100	Full	N/A	N/A	N/A	N/A
Intelsat US LLC	US	100	Full	N/A	N/A	N/A	N/A
Intelsat General Communications LLC	US	100	Full	N/A	N/A	N/A	N/A
Horizons-3 Satellite LLC	US	50	Equity	N/A	N/A	N/A	N/A
Horizons-4 Satellite LLC	US	50	Equity	N/A	N/A	N/A	N/A
Mountainside Teleport LLC	US	100	Full	N/A	N/A	N/A	N/A
Intelsat Clearinghouse LLC	US	100	Full	N/A	N/A	N/A	N/A
Intelsat US 2 LLC	US	100	Full	N/A	N/A	N/A	N/A
Intelsat International Systems LLC	US	100	Full	N/A	N/A	N/A	N/A
PanAmSat International Holdings LLC	US	100	Full	N/A	N/A	N/A	N/A
Intelsat International Employment LLC	US	100	Full	N/A	N/A	N/A	N/A
PanAmSat Europe Corporation	US	100	Full	N/A	N/A	N/A	N/A
Intelsat Service and Equipment LLC	US	100	Full	N/A	N/A	N/A	N/A
Southern Satellite LLC	US	100	Full	N/A	N/A	N/A	N/A
Southern Satellite Licensee LLC	US	100	Full	N/A	N/A	N/A	N/A
PanAmSat International Sales LLC	US	100	Full	N/A	N/A	N/A	N/A
Intelsat Genesis GP LLC	US	100	Full	N/A	N/A	N/A	N/A
Intelsat Genesis Inc.	US	100	Full	N/A	N/A	N/A	N/A
Intelsat US Finance LLC	US	100	Full	N/A	N/A	N/A	N/A
Intelsat Aviation TopCo LLC	US	100	Full	N/A	N/A	N/A	N/A
Intelsat Aviation HoldCo LLC	US	100	Full	N/A	N/A	N/A	N/A
Intelsat Aviation AcquisitionCo LLC	US	100	Full	N/A	N/A	N/A	N/A
Intelsat Alliance LP	US	100	Full	N/A	N/A	N/A	N/A
Horizons Satellite Holdings LLC	US	100	Full	N/A	N/A	N/A	N/A
Horizons-1 Satellite LLC	US	100	Full	N/A	N/A	N/A	N/A
Horizons-2 Satellite LLC	US	100	Full	N/A	N/A	N/A	N/A
Intelsat Horizons-3 LLC	US	100	Full	N/A	N/A	N/A	N/A
Horizons-3 License LLC	US	100	Full	N/A	N/A	N/A	N/A
Intelsat Inflight LLC	US	100	Full	N/A	N/A	N/A	N/A
Intelsat Inflight Licenses LLC	US	100	Full	N/A	N/A	N/A	N/A
Intelsat Inflight International Holdings LLC	US	100	Full	N/A	N/A	N/A	N/A
Intelsat Asia Carrier Services LLC	US	100	Full	N/A	N/A	N/A	N/A
Intelsat License Holdings LLC	US	100	Full	N/A	N/A	N/A	N/A
PanAmSat India LLC	US	100	Full	N/A	N/A	N/A	N/A

Company	Country	Economic % interest 2025	Consolidation method 2025	Economic % interest 2024	Consolidation method 2024	Economic % interest 2023	Consolidation method 2023
PanAmSat India Marketing LLC	US	100	Full	N/A	N/A	N/A	N/A
SES Astra Africa (Proprietary) Limited	ZA	100	Full	100	Full	100	Full
Intelsat Africa (Proprietary) Limited	ZA	100	Full	N/A	N/A	N/A	N/A

1.	Entity sold, merged, or liquidated in 2025.
2.	Entity sold, merged or liquidated after the reporting date.
3.	SES Eurasia LLP was incorporated on 6 January 2025.
4.	SES Satellites Panama S. de R.L. was incorporated on 25 August 2025.
5.	Jio Space Technology Limited is an entity existing in the framework of SES’s collaboration with Reliance Jio but had no significant operations in 2025.
N/A – companies acquired on 17 July 2025 as part of the Intelsat acquisition